Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

All equity awards to NEOs are discretionary and are approved by the Committee with the grant date determined at the time of approval. The Committee has historically granted annual equity awards, which generally consist of RSUs and PSUs, to our NEOs during the first two weeks of March. In limited circumstances, including a new hire or promotion, the Committee may approve grants at other times. The Company does not currently grant stock options to employees. The Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	the Committee with the grant date determined at the time of approval. The Committee has historically granted annual equity awards, which generally consist of RSUs and PSUs, to our NEOs during the first two weeks of March. In limited circumstances, including a new hire or promotion, the Committee may approve grants at other times. The Company does not currently grant stock options to employees. The Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not currently grant stock options to employees. The Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false